Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations - Asset And liabilities Held For Sale (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Assets
Property, plant and equipment	$ 625
Goodwill and intangible assets	9,030
Other assets	310
Assets classified as held for sale	9,965
Liabilities
Trade and other payables	659
Deferred tax liabilities	380
Other liabilities	106
Liabilities associated with assets held for sale	$ 1,145